U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form, Please print or type.


1.  Name and address of issuer:	Croft Funds Corporation
					207 East Redwood Street
					Baltimore, Maryland 21202

2. Name of each series or class of funds for which this notice is filed:

	Croft-Leominster Income Fund.
	Croft-Leominster Value Fund.

3.  Investment Company Act File Number:	811-81926

   Securities Act File Number:	33-8652

4.  Last day of fiscal year for which this notice is filed:
	April 30, 1997

5. Check box if this notice is being filed more than 180 days after close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable see instruction a.6):      N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of
1933 other than pursuant to rule 24f-2 in a	prior fiscal
year, but which remained unsold at the beginning of the
fiscal year:    0

8.  Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:   0

9.  Number and aggregate sale price of securities sold
during
the fiscal year:   149,863 shares - $1,669,292

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 149,863 shares - $1,669,292


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction b.7):

N/A

12.  Calculation of registration fee:


(I)  Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2
(from item 10):                             $1,669,292

(ii)  Aggregate price of shares issued in connection with
dividend reinvestment plans (from item 11, if applicable):
                                                  +  0

(iii)  Aggregate price of shares redeemed or repurchased
during the fiscal year (if applicable):    - 187,245

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

(v)  Net aggregate price of securities sold and issued
during the fiscal year in reliance on rule 24f-2 [line (I),
plus line(ii), less line (iii), plus line (iv)] (if
applicable):                               +  1,482,047

 (vi)Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation (see
Instruction C.6):	                       X    1/2900

(vii)  Fee due[line (I) or line (v) multiplied by
line (vi)]                                 $    511.05

Instruction: Issuers should complete lines (ii), (iii),
(iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction
C.3.

13.  Check box if fees are being remitted to the
Commission's lock box depository as described in Section 3a
of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).			 X

Date of mailing or wire transfer of filing fees to the Commission's lock box depository: June 30, 1997

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  	Kent Croft,  President


Date	June  30, 1997

*Please print the name and title of the signing officer below the signature.